Award Timing Disclosure	12 Months Ended
Dec. 31, 2024
Award Timing Disclosures [Line Items]
Award Timing MNPI Disclosure	We generally grant annual equity awards, including stock option grants to our executive officers (as applicable), in January of each year. In addition, new hires receive stock option grants at the time of their hiring. During 2024, the compensation committee did not take into account any material nonpublic information when determining the timing and terms of equity incentive awards, and we did not time the disclosure of material nonpublic information for the purpose of affecting the value of executive compensation. During 2024, we did not grant stock options to our named executive officers during any period beginning four business days before and ending one business day after the filing or furnishing of a Form 10-Q, 10-K or 8-K that discloses material nonpublic information. As mentioned above in “—2024 Say-On-Pay Advisory Vote on Executive Compensation and Stockholder Engagement,” based on stockholder feedback, in 2024 and 2025, we have not made, and do not intend to make, any off-cycle equity grants to our named executive officers.
Award Timing Method	We generally grant annual equity awards, including stock option grants to our executive officers (as applicable), in January of each year. In addition, new hires receive stock option grants at the time of their hiring.
Award Timing Predetermined	false
Award Timing MNPI Considered	false
Award Timing, How MNPI Considered	During 2024, the compensation committee did not take into account any material nonpublic information when determining the timing and terms of equity incentive awards, and we did not time the disclosure of material nonpublic information for the purpose of affecting the value of executive compensation.